Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Schedule of components of trade and other payables

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Trade payables	357	351
Social security and other taxes	95	88
Other payables[1]	94	126
Accruals[1]	322	341
Contract liabilities[2]	254	259
Deferred consideration	17	21
Contingent consideration[3]	76	70
Total[1]	1,215	1,256

Analysed as follows:
Other payables[1]	31	51
Deferred consideration	—	1
Contingent consideration[3]	40	38
Total non-current portion[1]	71	90
Current portion[1]	1,144	1,166
Total[1]	1,215	1,256
1.

Accruals and non-current other payables have been retrospectively adjusted in 2022 by an increase of £4m and £9m respectively, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

2.

Contract liabilities represents customer invoices where performance obligations have not yet been satisfied. All opening balances have subsequently been satisfied in the year. In most business categories our customers are invoiced in advance or simultaneously with performance obligations being satisfied.

3.	Contingent consideration includes put option liability of £32m (2022: £45m).

Schedule of currency split of trade and other payables

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Pound sterling	164	174
Euro	238	241
US dollar[1]	542	576
Other currencies	271	264
Carrying value[1]	1,215	1,256
1.

Accruals and non-current other payables have been retrospectively adjusted in 2022 by an increase of £4m and £9m respectively, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Schedule of the ageing of trade payables

	2023	2022
	£m	£m
Less than one year	357	351
Between one and five years	—	—
More than five years	—	—
Total	357	351